Premise Capital Frontier Advantage Diversified Tactical ETF
Premise Capital Frontier Advantage Diversified Tactical ETF
Investment Objective
The  Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Premise Capital Frontier Advantage Diversified Tactical ETF Premise Capital Frontier Advantage Diversified Tactical ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	1.06%
[1]	Estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Premise Capital Frontier Advantage Diversified Tactical ETF | Premise Capital Frontier Advantage Diversified Tactical ETF | USD ($)	108	337

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” that employs a “passive management”—or indexing—investment approach designed to track the performance of the Index. The rules-based Index measures the performance of a diversified portfolio of exchange traded funds (“ETFs”) representing common global equity, fixed income, and cash asset classes.

The Index

The Index consists of an investible portfolio of ETFs (“Underlying ETFs”) with exposure to major U.S. and non-U.S. asset classes. The weighting of each Underlying ETF is adjusted to (i) reduce exposure to individual asset classes determined to be in a downward trend (the “Trend Adjustment”) and (ii) reduce overall exposure to equity asset classes from an aggressive posture of approximately 90% equities (10% fixed income and cash) toward a conservative posture of approximately 10% equities (90% fixed income and cash) as the aggregate size of equity asset classes determined to be in a downward trend grows (the “Risk Adjustment”).

The Index universe consists of cash and Underlying ETFs that each principally track the performance of one of the following assets classes:

Fixed Income Asset Classes	Equity Asset Classes
Short Term	U.S. Large Cap	Developed International
Intermediate Term	U.S. Large Cap Growth	Developed International Small Cap
Long Term	U.S. Large Cap Value	Emerging Market
High Yield (Junk Bonds)	U.S. Mid Cap	Real Estate
Inflation Protected	U.S. Small Cap

The Underlying ETFs used by the Index are generally the largest, most liquid ETF tracking the performance of the applicable asset class.

Construction of the Index begins by determining the expected rate of return for each asset class (the “Market Expected Return”) using a mathematical model (the “Allocation Model”) designed to calculate such returns based on the standard deviation of each asset class and correlation of each asset class to the other asset classes over the past ten years and the current market capitalization of each asset class. In other words, the model uses the amount investors currently have invested in each asset class, plus the historical performance of each asset class, to calculate the expected return for each asset class, rather than the particular views of the Fund’s investment adviser.

The Index then utilizes a proprietary intermediate trend following algorithm (the “Trend Algorithm”) to determine whether each asset class is in an “upward” or “downward” trend. The Trend Algorithm considers a number of trend-related data points such as the direction of an asset class’ performance, the extent to which any trend in such performance is accelerating or decelerating, and the degree of variability in performance to determine whether an asset class’ performance trend is “upward” or “downward” over an intermediate time frame (generally 1–3 years).

The Trend Adjustment is then implemented by optimizing the Index’s weighting of each asset class using the Allocation Model. If the Trend Algorithm determines an asset class is in an upward trend, the Allocation Model assumes the expected rate of return of the asset class is the Market Expected Return.  If the Trend Algorithm determines an asset class is in a downward trend, the Allocation Model assumes the expected rate of return of the asset class is 0%, causing the asset class to be underweighted.  The Index may weight one or more asset classes at 0% from time to time depending on the outcome of the Trend Adjustment and Allocation Model.

The Risk Adjustment is then implemented based on the aggregate size of the equity asset classes determined to be in a downward trend by the Trend Algorithm.  When all equity asset classes are determined to be in an upward trend, the Index’s allocation to equity asset classes will reflect the Index’s most aggressive posture (approximately 90% equities and 10% fixed income and cash). As one or more equity asset classes is determined to be in a downward trend, the Index’s allocation to equity asset classes will shrink as the aggregate size of the equity asset classes determined to be in a downward trend grows. When all equity asset classes are determined to be in a downward trend, the Index’s allocation to equity asset classes will reflect its most conservative posture (approximately 10% equities and 90% fixed income and cash).

Additionally, the Index’s weighting of certain assets classes is limited such that the following weights will not be exceeded at the time of each rebalance: High Yield Fixed Income (20%), Inflation Protected Fixed Income (25%), U.S. Mid and Small Cap Equity (combined) (25%), Developed International and Developed International Small Cap Equity (combined) (50%), Emerging Markets Equity (20%), and Real Estate (15%). The Allocation Model will determine how to optimally redistribute any amounts exceeding the above constraints to the remaining asset classes.

The Index is rebalanced annually in March and any time the Trend Algorithm determines that the trend for one or more asset classes has changed from upward to downward, or vice versa. At the time of each rebalance, the Index’s Risk Adjustment will determine the proportion of the Index allocated to equity asset classes and to fixed income and cash asset classes. The weight for each individual asset class is calculated at the time of each rebalance based on the expected rate of return for each asset class (i.e., either the Market Expected Return or 0%, depending on the asset class’ trend) and the ten-year standard deviation and correlation of each asset class. Asset classes with an upward trend and the largest market capitalizations will receive the largest weightings in the Index.

The Index is owned by Premise Capital, LLC, the Fund’s investment adviser (“Premise” or the “Adviser”), and was developed in 2016 for the purpose of launching the Fund.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics are expected to closely resemble the risk, return, and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

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Currency Exchange Rate Risk. The Fund may invest in Underlying ETFs that invest primarily in equity securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Underlying ETFs and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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Emerging Markets Risk. The Fund may invest in Underlying ETFs that primarily invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability to buy, sell or otherwise transfer such securities, adversely affect the trading market and price for such securities and causing the Fund to decline in value.

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Equity Market Risk. The Fund may invest in Underlying ETFs that invest primarily in common stocks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund or its Underlying ETFs invest.

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Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

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Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

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Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

○	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

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Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

○	Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

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Foreign Securities Risk. The Fund may invest in Underlying ETFs that invest primarily in foreign securities. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.

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High-Yield Securities Risk. The Fund may invest in Underlying ETFs that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high-yield securities are speculative, high risk investments that may cause income and principal losses for such Underlying ETFs and consequently, negatively affect the value of the Fund’s investment in such Underlying ETFs. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s exposure to high-yield securities may subject it to a substantial degree of credit risk.

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Investment Company Risk. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

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Models and Data Risk.  The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

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No Operating History Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Additionally, the Adviser has not previously managed a registered investment company, which may increase the risks associated with investments in the Fund.

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Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

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REIT Investment Risk. The Fund may invest in Underlying ETFs that primarily invest in real estate investment trusts (“REITs”). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

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Shares May Trade at Prices Other Than Net Asset Value (“NAV”). As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Small and Mid-Sized Company Stock Risk. The Fund may invest in Underlying ETFs that primarily invest in the common stock of small- or mid-sized companies. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

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Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Performance information is also available on the Fund’s website at www.premisefunds.com.